REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2021
REVOLVING CREDIT FACILITY
REVOLVING CREDIT FACILITY

12.         REVOLVING CREDIT FACILITY

On September 23, 2021, the Corporation and the Offtaker amended the existing offtake agreement to allow for an unsecured revolving credit facility (the “Facility”) for up to US$7,500,000. The Facility allows the Corporation to request prepayments, in US$1,000,000 increments, which are repaid in five monthly instalments against future deliveries of concentrate or in cash. The interest rate on drawn amounts is equal to three month LIBOR + 7.05%. The standby fee on undrawn amounts is 1.5% per annum, payable quarterly. Subsequent to year-end, the Corporation further amended the Facility and received a prepayment under the Facility (Note 26).